Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2020
Prepaid expenses and accrued income
Prepaid expenses and accrued income

19. Prepaid expenses and accrued income

Non-current

EURm	2020	2019
R&D tax credits and other indirect tax receivables	129	156
Deposits	47	58
Other	41	78
Total	217	292

Current

EURm	2020	2019
R&D tax credits, VAT and other indirect tax receivables	483	543
Divestment-related receivables	23	33
Deposits	19	20
Other	325	312
Total	850	908